Cover	Nov. 03, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 03, 2022
Entity File Number	1-4881
Entity Registrant Name	Avon Products, Inc.
Entity Central Index Key	0000008868
Entity Tax Identification Number	13-0544597
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	Nunn Mills Road
Entity Address, City or Town	Northampton
Entity Address, Country	GB
Entity Address, Postal Zip Code	NN1 5PA
Country Region	44
City Area Code	1904
Local Phone Number	232425
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false